Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Average Annual Total Returns			12 Months Ended		60 Months Ended		68 Months Ended	99 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	[1],[2]	13.15%	[1],[2]	17.56%	14.09%	14.29%	[1],[2]
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)				2.01%
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]		14.57%		5.71%				7.47%
Initial
Prospectus [Line Items]
Average Annual Return, Percent			11.17%		5.38%				5.93%
Performance Inception Date		May 01, 2008
Service
Prospectus [Line Items]
Average Annual Return, Percent			10.77%		5.10%				5.67%
Performance Inception Date		May 01, 2008

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	The Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Blended Benchmark consists of the following: Bloomberg US Aggregate Bond Index, 50%; Russell 3000® Index, 34%; and MSCI All Country World ex-U.S. Index, 16%.